Employee Benefit Obligations - Summary of Expected Outflows for Benefits for Next Five Years (Detail) $ in Thousands	12 Months Ended
Dec. 31, 2018 USD ($)
Less than one year
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 366,163
Year 2
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	354,268
Year 3
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	345,477
Year 4
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	338,766
Year 5
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	333,060
Over 5 to 10 Years
Disclosure Of Defined Benefit Plans [Line Items]
Estimate of contributions expected to be paid to plan	$ 1,537,047